OPERATING REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Disaggregation of revenue from contracts with customers
The table below provides a breakdown of revenue from contracts with customers for the years ended December 31. In 2020, the Company has presented ‘Service revenue’ (Mobile and Fixed) separately from ‘Sale of equipment and accessories’ and ‘Other revenue’, for each reportable segment. Prior year comparatives have been adjusted to conform to current year presentation.

	Service revenue						Sale of Equipment and accessories			Other revenue			Total revenue
	Mobile			Fixed
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018

Our cornerstone
Russia	2,917	3,485	3,679	523	539	566	366	446	396	13	11	13	3,819	4,481	4,654

Our growth engines
Pakistan	1,134	1,229	1,391	—	—	—	11	6	8	88	86	95	1,233	1,321	1,494
Ukraine	869	812	641	59	52	44	—	—	—	5	6	3	933	870	688
Kazakhstan	392	379	363	78	66	73	7	2	4	2	39	1	479	486	441
Uzbekistan	196	255	312	1	2	2	—	—	—	1	1	1	198	258	315

Our frontier markets
Algeria	685	771	801	—	—	—	4	2	4	—	2	8	689	775	813
Bangladesh	527	525	504	—	—	—	—	1	5	10	11	12	537	537	521
Other frontier markets	102	135	159	19	27	32	4	8	10	—	2	—	125	172	201

Other
HQ and eliminations	(31)	(37)	(41)	—	—	—	—	—	—	(2)	—	—	(33)	(37)	(41)

Total segments	6,791	7,554	7,809	680	686	717	392	465	427	117	158	133	7,980	8,863	9,086

Summary of breakdown of contract balances
The following table provides a breakdown of contract balances and capitalized customer acquisition costs.

	December 31, 2020	December 31, 2019

Contract balances
Receivables (billed)	728	748
Contract assets (unbilled)	41	38
Contract liabilities	(233)	(243)

Capitalized costs
Customer acquisition costs	128	101

Summary of capitalized customer acquisition costs
The following table provides a breakdown of contract balances and capitalized customer acquisition costs.

	December 31, 2020	December 31, 2019

Contract balances
Receivables (billed)	728	748
Contract assets (unbilled)	41	38
Contract liabilities	(233)	(243)

Capitalized costs
Customer acquisition costs	128	101